Provisions - Schedule of actuarial assumptions used to calculate defined benefit obligations (Details) - Spain	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Annual discount rate	3.35%	3.80%
Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Annual discount rate	3.35%	3.80%	0.90%
Cumulative annual CPI growth	2.00%	2.00%	1.00%
Annual salary increase rate	1.25%	1.25%	1.25%
Annual social security pension increase rate	2.12%	2.00%	1.00%
Other long term employee benefits
Disclosure of net defined benefit liability (asset) [line items]
Annual discount rate	3.35%	3.80%	0.90%
Cumulative annual CPI growth	2.00%	2.00%	1.00%
Annual benefit increase rate	0.00%	0.00%	0.00%